UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

March 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 81.3%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	16,419	$9,044,125

South Africa - 0.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	79,000	10,747,025

United States - 80.4%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961	2,637,545
6.25%, 8/15/23		10,000	13,850,000
6.625%, 2/15/27		45,570	66,873,975
7.625%, 2/15/25		85,000	132,214,865
8.00%, 11/15/21		75,000	113,923,800
8.75%, 8/15/20 (a)		70,000	107,619,540
U.S. Treasury Notes
1.375%, 9/30/18 (a)		355,000	352,642,445
1.50%, 8/31/18 (a)		91,000	91,248,794
1.875%, 10/31/17 (a)		30,400	31,461,629
2.625%, 8/15/20 (a)		358,400	377,860,045
2.625%, 11/15/20		87,250	91,755,677
2.75%, 2/15/19 (a)		184,100	198,324,671
U.S. Treasury STRIPS Zero Coupon, 5/15/17 (b)		194,750	183,847,505

			1,764,260,491

Total Governments - Treasuries (cost $1,768,752,863)			1,784,051,641

CORPORATES - INVESTMENT GRADES - 16.3%
Financial Institutions - 7.2%
Banking - 3.8%
Banco Bradesco SA/Cayman Islands
5.75%, 3/01/22 (c)		4,500	4,532,345
Barclays Bank PLC
4.75%, 3/15/20	EUR	10,000	7,413,236
BNP Paribas SA
5.00%, 1/15/21	U.S.$	5,500	5,550,968
Capital One Financial Corp.
6.15%, 9/01/16		2,900	3,187,436
Citigroup, Inc.
8.50%, 5/22/19		9,100	11,219,190
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.875%, 2/08/22		5,750	5,560,664
Fifth Third Bancorp
5.45%, 1/15/17		3,100	3,415,140
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		2,100	2,160,354
6.00%, 6/15/20		4,980	5,239,991
HSBC Bank USA NA
4.875%, 8/24/20		2,030	2,080,042

	Principal Amount (000)		U.S. $ Value
Itau Unibanco Holding SA/Cayman Island
5.65%, 3/19/22 (c)	U.S.$	2,227	$2,233,681
6.20%, 12/21/21 (c)		1,475	1,541,375
JPMorgan Chase & Co.
4.50%, 1/24/22		7,500	7,802,542
Macquarie Bank Ltd.
5.00%, 2/22/17 (c)		812	818,179
Macquarie Group Ltd.
4.875%, 8/10/17 (c)		3,455	3,479,531
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		506	581,786
Morgan Stanley
10.09%, 5/03/17 (c)	BRL	11,615	6,331,001
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20	U.S.$	3,895	4,014,693
Wachovia Bank NA
4.875%, 2/01/15		3,841	4,139,884
Zions Bancorporation
4.50%, 3/27/17		3,000	2,981,250

			84,283,288

Brokerage - 0.2%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (a)		4,400	4,685,604

Finance - 0.6%
General Electric Capital Corp.
6.44%, 11/15/22	GBP	128	223,410
Series G
6.875%, 1/10/39	U.S.$	4,500	5,557,230
SLM Corp.
5.05%, 11/14/14		3,610	3,699,441
Series A
5.375%, 5/15/14		3,885	4,011,667

			13,491,748

Insurance - 2.0%
American General Institutional Capital B
8.125%, 3/15/46 (c)		509	516,635
American International Group, Inc.
8.175%, 5/15/58		2,525	2,672,713
CIGNA Corp.
5.125%, 6/15/20		1,690	1,861,618
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,274,230
Genworth Financial, Inc.
7.70%, 6/15/20		1,756	1,835,020
Great-West Life & Annuity Insurance Capital LP II
7.153%, 5/16/46 (c)		2,707	2,707,000
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		2,455	3,025,284
Hartford Financial Services Group, Inc.
5.95%, 10/15/36		3,533	3,403,795
Humana, Inc.
8.15%, 6/15/38		2,900	3,767,723

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
4.75%, 2/08/21	U.S.$	2,135	$2,341,852
6.40%, 12/15/36		2,152	2,108,960
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		2,700	3,419,615
Pacific Life Insurance Co.
9.25%, 6/15/39 (c)		1,500	1,942,701
Swiss Re Solutions Holding Corp.
7.75%, 6/15/30		2,800	3,285,108
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,364,967
ZFS Finance USA Trust II
6.45%, 12/15/65 (c)		2,108	2,086,920

			42,614,141

Other Finance - 0.2%
Aviation Capital Group Corp.
6.75%, 4/06/21 (c)		4,235	4,107,569
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (c)		315	367,952
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	835	28,477

			4,503,998

REITS - 0.4%
Duke Realty LP
6.75%, 3/15/20	U.S.$	1,655	1,935,420
Entertainment Properties Trust
7.75%, 7/15/20		3,308	3,478,345
HCP, Inc.
5.375%, 2/01/21		3,468	3,737,051

			9,150,816

			158,729,595

Industrial - 6.7%
Basic - 1.1%
Anglo American Capital PLC
9.375%, 4/08/19 (c)		3,492	4,588,286
ArcelorMittal
5.25%, 8/05/20		2,500	2,447,355
6.25%, 2/25/22		2,200	2,224,418
GTL Trade Finance, Inc.
7.25%, 10/20/17 (c)		2,536	2,908,792
Mondi Finance PLC
5.75%, 4/03/17	EUR	942	1,354,335
Southern Copper Corp.
7.50%, 7/27/35	U.S.$	5,107	5,987,518
Teck Resources Ltd.
6.00%, 8/15/40		327	344,349
Usiminas Commercial Ltd.
7.25%, 1/18/18 (c)		4,263	4,750,261

			24,605,314

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.9%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	U.S.$	644	$665,320
Legrand France SA
8.50%, 2/15/25		10	12,752
Odebrecht Finance Ltd.
6.00%, 4/05/23 (c)		6,895	7,165,973
Owens Corning
9.00%, 6/15/19		3,000	3,703,611
Republic Services, Inc.
5.25%, 11/15/21		6,098	6,952,958

			18,500,614

Communications - Media - 0.5%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (c)		4,500	4,455,252
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22		525	514,085
Time Warner Cable, Inc.
6.55%, 5/01/37		1,457	1,687,191
Time Warner Entertainment Co. LP
8.375%, 7/15/33		2,500	3,339,647
Virgin Media Secured Finance PLC
5.25%, 1/15/21		1,629	1,751,190

			11,747,365

Communications - Telecommunications - 1.6%
American Tower Corp.
5.05%, 9/01/20		4,310	4,453,519
AT&T Inc.
6.50%, 9/01/37		4,500	5,403,789
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		4,719	4,457,983
Embarq Corp.
7.082%, 6/01/16		1,277	1,438,184
Oi SA
5.75%, 2/10/22 (c)		5,500	5,650,642
Qwest Corp.
6.75%, 12/01/21		2,000	2,232,500
6.875%, 9/15/33		1,500	1,485,000
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	4,914,950
Verizon Communications, Inc.
6.90%, 4/15/38		4,500	5,742,517

			35,779,084

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.70%, 5/01/32		2,500	3,260,600

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
4.25%, 3/01/22		2,200	2,156,715

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
5.75%, 5/15/41	U.S.$	4,700	$5,297,628

Consumer Non-Cyclical - 0.5%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2,600	3,176,134
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a) (c)		1,699	1,738,402
SABMiller Holdings, Inc.
4.95%, 1/15/42 (c)		5,500	5,698,143

			10,612,679

Energy - 0.9%
Nabors Industries, Inc.
9.25%, 1/15/19		2,500	3,209,325
Noble Holding International Ltd.
4.90%, 8/01/20		389	415,607
Phillips 66
4.30%, 4/01/22 (c)		5,550	5,653,069
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a) (c)		3,568	3,490,644
Southwestern Energy Co.
4.10%, 3/15/22 (c)		1,519	1,505,715
Transocean, Inc.
7.50%, 4/15/31		2,200	2,497,416
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	3,261,128

			20,032,904

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (c)		2,803	2,760,955

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		782	869,335
Applied Materials, Inc.
5.85%, 6/15/41		6,621	7,611,051

			8,480,386

Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		1,619	1,772,861

Transportation - Services - 0.1%
Asciano Finance Ltd.
4.625%, 9/23/20 (c)		1,080	1,044,479

			146,051,584

Non Corporate Sectors - 1.8%
Agencies - Not Government Guaranteed - 1.8%
Abu Dhabi National Energy Co.
5.875%, 12/13/21 (c)		775	824,443

	Principal Amount (000)		U.S. $ Value
Banco do Brasil SA
5.875%, 1/26/22 (c)	U.S.$	1,475	$1,517,775
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (c)		13,563	14,783,670
9.25%, 4/23/19 (c)		7,115	8,778,131
IPIC GMTN Ltd.
5.50%, 3/01/22 (c)		5,400	5,555,250
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		5,000	5,383,695
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (c)		3,441	3,625,954

			40,468,918

Utility - 0.6%
Electric - 0.5%
FirstEnergy Corp.
Series C
7.375%, 11/15/31		3,000	3,693,192
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		4,376	5,201,734
Southern California Edison Co.
Series E
6.25%, 2/01/22		2,200	2,246,706

			11,141,632

Natural Gas - 0.1%
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		792	784,129
4.15%, 3/01/22		1,385	1,397,522

			2,181,651

			13,323,283

Total Corporates - Investment Grades (cost $336,688,223)			358,573,380

CORPORATES - NON-INVESTMENT GRADES - 15.6%
Industrial - 12.6%
Basic - 0.9%
AK Steel Corp.
7.625%, 5/15/20 (a)		2,082	2,009,130
Arch Coal, Inc.
7.00%, 6/15/19 (c)		2,100	1,937,250
Calcipar SA
6.875%, 5/01/18 (c)		687	697,305
Commercial Metals Co.
6.50%, 7/15/17		1,993	2,012,930
7.35%, 8/15/18		2,644	2,733,235
Huntsman International LLC
5.50%, 6/30/16 (a)		1,809	1,806,739
LyondellBasell Industries NV
5.75%, 4/15/24 (c)		3,300	3,293,916
Steel Dynamics, Inc.
7.625%, 3/15/20		3,000	3,247,500

	Principal Amount (000)		U.S. $ Value
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	2,000	$2,130,572

			19,868,577

Capital Goods - 2.0%
Ball Corp.
5.00%, 3/15/22		5,500	5,513,750
BE Aerospace, Inc.
5.25%, 4/01/22		2,200	2,222,000
6.875%, 10/01/20		2,000	2,190,000
Berry Plastics Corp.
10.25%, 3/01/16		67	69,345
Bombardier, Inc.
7.50%, 3/15/18 (c)		3,000	3,300,000
Building Materials Corp. of America
7.00%, 2/15/20 (c)		635	674,688
7.50%, 3/15/20 (c)		2,498	2,647,880
CNH America LLC
7.25%, 1/15/16		2,000	2,195,000
Griffon Corp.
7.125%, 4/01/18		3,558	3,678,082
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18		698	739,880
7.125%, 3/15/21		690	739,163
RBS Global, Inc./Rexnord LLC
11.75%, 8/01/16 (a)		2,150	2,279,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (c)		5,095	5,311,537
Sealed Air Corp.
6.875%, 7/15/33 (c)		2,885	2,755,175
8.125%, 9/15/19 (c)		1,127	1,243,926
8.375%, 9/15/21 (c)		1,157	1,300,179
SPX Corp.
6.875%, 9/01/17		2,900	3,175,500
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20 (c)		1,599	1,670,955
UR Financing Escrow Corp.
5.75%, 7/15/18 (c)		2,550	2,610,562

			44,316,622

Communications - Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, 1/31/22		2,079	2,156,963
Clear Channel Communications, Inc.
5.75%, 1/15/13		220	218,350
CSC Holdings LLC
6.75%, 11/15/21 (c)		5,000	5,206,250
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (a) (c)		672	635,040
DISH DBS Corp.
7.125%, 2/01/16		2,000	2,212,500

	Principal Amount (000)		U.S. $ Value
Hughes Satellite Systems Corp.
7.625%, 6/15/21	U.S.$	3,111	$3,336,547
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	4,447,839
Lamar Media Corp.
5.875%, 2/01/22 (c)		5,500	5,596,250
LIN Television Corp.
8.375%, 4/15/18		900	941,625
Quebecor Media, Inc.
7.75%, 3/15/16		3,000	3,078,750
RR Donnelley & Sons Co.
8.25%, 3/15/19		2,984	2,969,080
Univision Communications, Inc.
6.875%, 5/15/19 (c)		3,295	3,323,831
UPCB Finance III Ltd.
6.625%, 7/01/20 (c)		2,200	2,244,000
Videotron Ltee
5.00%, 7/15/22 (c)		2,255	2,232,450
Virgin Media Finance PLC
5.25%, 2/15/22		2,024	2,006,290
8.375%, 10/15/19		2,000	2,240,000
XM Satellite Radio, Inc.
7.625%, 11/01/18 (c)		2,500	2,687,500

			45,533,265

Communications - Telecommunications - 0.6%
eAccess Ltd.
8.25%, 4/01/18 (c)		1,596	1,532,160
Frontier Communications Corp.
8.125%, 10/01/18		2,000	2,115,000
Nextel Communications, Inc.
Series C
5.95%, 3/15/14		2,500	2,500,000
Sprint Nextel Corp.
9.00%, 11/15/18 (c)		2,065	2,266,338
Sunrise Communications International SA
7.00%, 12/31/17 (c)	EUR	1,585	2,251,318
Windstream Corp.
7.50%, 4/01/23	U.S.$	2,000	2,060,000
7.75%, 10/01/21		1,070	1,144,900

			13,869,716

Consumer Cyclical - Automotive - 0.7%
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (c)		1,694	1,893,045
Delphi Corp.
5.875%, 5/15/19 (c)		654	689,970
6.125%, 5/15/21 (c)		491	522,915
Ford Motor Co.
7.45%, 7/16/31 (a)		650	794,625
Ford Motor Credit Co. LLC
5.75%, 2/01/21		2,125	2,292,790

	Principal Amount (000)		U.S. $ Value
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (c)	EUR	1,500	$1,993,047
Goodyear Tire & Rubber Co. (The)
7.00%, 5/15/22	U.S.$	2,186	2,125,885
8.75%, 8/15/20		3,000	3,255,000
Schaeffler Finance BV
8.50%, 2/15/19 (c)		1,200	1,281,000

			14,848,277

Consumer Cyclical - Entertainment - 0.0%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20 (a)		841	918,793

Consumer Cyclical - Other - 0.9%
Broder Brothers Co.
12.00%, 10/15/13 (c) (d)		607	605,820
CityCenter Holdings LLC / CityCenter Finance Corp.
7.625%, 1/15/16		2,000	2,110,000
Host Hotels & Resorts LP
9.00%, 5/15/17 (a)		2,000	2,212,500
MGM Resorts International
8.625%, 2/01/19 (c)		4,315	4,627,837
NCL Corp. Ltd.
9.50%, 11/15/18 (c)		961	1,037,880
9.50%, 11/15/18		796	857,690
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		2,000	2,090,000
7.50%, 10/15/27		1,100	1,105,500
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (c)		1,188	1,226,610
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (c)		3,400	3,332,000

			19,205,837

Consumer Cyclical - Restaurants - 0.1%
CKE Restaurants, Inc.
11.375%, 7/15/18		2,000	2,285,000

Consumer Cyclical - Retailers - 0.9%
AutoNation, Inc.
6.75%, 4/15/18		481	518,278
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		401	417,040
JC Penney Co., Inc.
5.65%, 6/01/20		5,500	5,376,250
Limited Brands, Inc.
5.625%, 2/15/22		1,727	1,742,111
6.90%, 7/15/17		3,621	4,028,362
Rite Aid Corp.
8.00%, 8/15/20 (a)		3,200	3,684,000

	Principal Amount (000)		U.S. $ Value
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (c)	U.S.$	3,206	$3,286,150

			19,052,191

Consumer Non-Cyclical - 1.7%
Boparan Holdings Ltd.
9.875%, 4/30/18 (c)	GBP	2,400	3,896,384
CHS/Community Health Systems, Inc.
8.875%, 7/15/15	U.S.$	473	490,146
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		2,750	3,028,437
Emergency Medical Services Corp.
8.125%, 6/01/19		2,391	2,456,752
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (c)		2,125	2,199,375
HCA Holdings, Inc.
7.75%, 5/15/21		1,700	1,757,375
HCA, Inc.
8.50%, 4/15/19		1,895	2,105,819
JBS Finance II Ltd.
8.25%, 1/29/18 (c)		3,100	3,157,350
JBS USA LLC/JBS USA Finance, Inc.
8.25%, 2/01/20 (c)		2,063	2,119,733
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (c)		2,000	2,077,500
Mylan Inc./PA
7.625%, 7/15/17 (c)		290	319,000
7.875%, 7/15/20 (c)		290	323,350
Pharmaceutical Product Development, Inc.
9.50%, 12/01/19 (c)		2,000	2,170,000
Post Holdings, Inc.
7.375%, 2/15/22 (c)		1,639	1,716,853
Select Medical Corp.
7.625%, 2/01/15		132	130,515
Select Medical Holdings Corp.
6.494%, 9/15/15 (e)		5,000	4,475,000
Valeant Pharmaceuticals International
6.875%, 12/01/18 (c)		2,145	2,161,088
7.00%, 10/01/20 (c)		2,200	2,189,000
7.25%, 7/15/22 (c)		582	576,180

			37,349,857

Energy - 1.4%
Antero Resources Finance Corp.
9.375%, 12/01/17		2,000	2,165,000
Berry Petroleum Co.
6.375%, 9/15/22		3,107	3,192,442
Chesapeake Energy Corp.
6.625%, 8/15/20		2,435	2,477,613
Cie Generale de Geophysique - Veritas
9.50%, 5/15/16		857	942,700
Cimarex Energy Co.
5.875%, 5/01/22		2,006	2,046,120

	Principal Amount (000)		U.S. $ Value
Forest Oil Corp.
7.25%, 6/15/19	U.S.$	2,964	$2,897,310
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20 (c)		2,737	2,743,843
Oil States International, Inc.
6.50%, 6/01/19		1,960	2,058,000
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (c)		4,300	4,706,350
Quicksilver Resources, Inc.
7.125%, 4/01/16 (a)		471	433,320
SESI LLC
6.375%, 5/01/19		615	651,900
7.125%, 12/15/21 (c)		2,834	3,060,720
Tesoro Corp.
9.75%, 6/01/19		3,800	4,332,000

			31,707,318

Other Industrial - 0.1%
Brightstar Corp.
9.50%, 12/01/16 (c)		1,600	1,664,000

Services - 0.2%
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (c)		1,820	1,938,300
Service Corp. International/US
7.50%, 4/01/27		3,300	3,341,250
West Corp.
11.00%, 10/15/16		150	159,375

			5,438,925

Technology - 0.8%
Amkor Technology, Inc.
6.625%, 6/01/21		3,000	3,101,250
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		5,000	5,312,500
First Data Corp.
7.375%, 6/15/19 (c)		4,500	4,567,500
Freescale Semiconductor, Inc.
10.125%, 12/15/16		104	111,020
10.125%, 3/15/18 (c)		2,000	2,230,000
Sanmina-SCI Corp.
7.00%, 5/15/19 (c)		1,830	1,866,600

			17,188,870

Transportation - Airlines - 0.2%
TAM Capital 2, Inc.
9.50%, 1/29/20 (c)		751	819,717
TAM Capital 3, Inc.
8.375%, 6/03/21 (c)		2,843	2,992,257

			3,811,974

			277,059,222

	Principal Amount (000)		U.S. $ Value
Utility - 1.7%
Electric - 1.4%
AES Corp. (The)
8.00%, 10/15/17	U.S.$	4,000	$4,505,000
Calpine Corp.
7.875%, 7/31/20 (c)		3,200	3,480,000
CMS Energy Corp.
8.75%, 6/15/19		3,900	4,756,518
ComEd Financing III
6.35%, 3/15/33		3,462	3,330,787
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (c)		2,140	2,364,783
EDP Finance BV
4.90%, 10/01/19 (c)		255	207,289
6.00%, 2/02/18 (c)		3,490	3,084,410
GenOn Americas Generation LLC
8.50%, 10/01/21		3,200	2,816,000
GenOn Energy, Inc.
7.875%, 6/15/17		2,100	1,832,250
NRG Energy, Inc.
7.375%, 1/15/17 (a)		3,000	3,120,000
8.25%, 9/01/20		1,300	1,280,500

			30,777,537

Natural Gas - 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp.
6.125%, 7/15/22 (c)		1,123	1,131,423
El Paso Corp.
Series G
7.75%, 1/15/32		2,000	2,277,486
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (c)		1,949	1,978,235

			5,387,144

			36,164,681

Financial Institutions - 1.3%
Banking - 0.4%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	6,790	6,859,784
NB Capital Trust IV
8.25%, 4/15/27	U.S.$	2,632	2,684,640

			9,544,424

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (f)		3,605	1,081,500

Finance - 0.3%
Air Lease Corp.
5.625%, 4/01/17 (c)		1,483	1,477,439
Ally Financial, Inc.
8.00%, 11/01/31		2,456	2,707,740

	Principal Amount (000)		U.S. $ Value
Series 8
6.75%, 12/01/14	U.S.$	2,640	$2,765,400

			6,950,579

Insurance - 0.0%
Scottish Mutual Assurance Ltd.
6.586%, 4/25/16	GBP	43	40,787

Other Finance - 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
8.00%, 1/15/18 (c)	U.S.$	3,000	3,120,000
iPayment, Inc.
10.25%, 5/15/18		1,814	1,668,880

			4,788,880

REITS - 0.3%
DDR Corp.
7.875%, 9/01/20		3,000	3,547,965
SL Green Realty Corp./SL Green
Operating Partnership/Reckson
Operating Partnership
7.75%, 3/15/20		2,514	2,864,044

			6,412,009

			28,818,179

Total Corporates - Non-Investment Grades (cost $330,801,151)			342,042,082

AGENCIES - 9.9%
Agency Debentures - 9.9%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		96,516	94,747,827
Federal National Mortgage Association
5.375%, 6/12/17		59,222	71,309,447
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		61,700	50,627,688

Total Agencies (cost $201,761,556)			216,684,962

MORTGAGE PASS-THROUGHS - 9.7%
Agency Fixed Rate 30-Year - 7.8%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36		18,217	20,103,338
Series 2007
7.00%, 2/01/37		5,615	6,376,327
Federal National Mortgage Association
3.50%, 12/01/41		78,949	81,138,101
6.00%, 2/01/40		1,254	1,378,767
Series 1998
8.00%, 6/01/28		40	47,375
Series 1999
7.50%, 11/01/29		56	66,106
Series 2008
6.00%, 5/01/38		15,122	16,669,966

	Principal Amount (000)		U.S. $ Value
Series 2011
3.50%, 2/01/41	U.S.$	35,803	$36,796,354
6.00%, 4/01/40		7,803	8,582,269

			171,158,603

Agency ARMs - 1.9%
Federal Home Loan Mortgage Corp.
Series 2007
2.197%, 1/01/37 (e)		9,252	9,784,692
2.434%, 2/01/37 (e)		6,122	6,482,317
3.205%, 2/01/37 (e)		6,988	7,446,758
3.373%, 3/01/37 (e)		2,375	2,530,709
5.281%, 3/01/37 (e)		5,928	6,288,351
Federal National Mortgage Association
Series 2006
2.549%, 11/01/36 (e)		4,246	4,525,145
Series 2007
4.061%, 3/01/37 (e)		4,076	4,264,690

			41,322,662

Total Mortgage Pass-Throughs (cost $207,201,827)			212,481,265

QUASI-SOVEREIGNS - 3.7%
Quasi-Sovereign Bonds - 3.7%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (c)		6,188	7,750,470

Kazakhstan - 1.1%
KazMunayGas National Co.
6.375%, 4/09/21 (c)		21,455	23,698,120

Mexico - 0.5%
Comision Federal de Electricidad
5.75%, 2/14/42 (c)		5,750	5,744,250
Petroleos Mexicanos
6.50%, 6/02/41 (c)		4,900	5,512,500

			11,256,750

Russia - 1.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (c)		19,568	20,570,860
7.75%, 5/29/18 (c)		9,905	11,192,650

			31,763,510

Venezuela - 0.3%
Petroleos de Venezuela SA
5.25%, 4/12/17 (c)		7,500	5,662,500

Total Quasi-Sovereigns (cost $65,119,250)			80,131,350

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 2.3%
Financial Institutions - 0.1%
Banking - 0.1%
CenterCredit International BV
8.625%, 1/30/14 (c)	U.S.$	2,297	$2,319,970

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (c)		350	353,500

			2,673,470

Industrial - 2.0%
Basic - 0.7%
Evraz Group SA
8.875%, 4/24/13 (c)		3,697	3,872,608
9.50%, 4/24/18 (c)		385	423,877
Novelis, Inc./GA
8.75%, 12/15/20		800	876,000
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (c)		2,000	2,177,500
Vedanta Resources PLC
8.75%, 1/15/14 (c)		7,226	7,424,715

			14,774,700

Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (c)		3,959	4,392,510
European Media Capital SA
10.00%, 2/01/15 (g)		1,853	1,575,204

			5,967,714

Communications - Telecommunications - 0.4%
MTS International Funding Ltd.
8.625%, 6/22/20 (c)		4,100	4,742,921
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (c)		3,500	3,823,750

			8,566,671

Consumer Cyclical - Other - 0.3%
Corp. GEO SAB de CV
8.875%, 3/27/22 (c)		862	881,395
Desarrolladora Homex SAB de CV
9.75%, 3/25/20 (c)		3,500	3,703,041
MCE Finance Ltd.
10.25%, 5/15/18		2,420	2,716,450
Peermont Global Pty Ltd.
7.75%, 4/30/14 (c)	EUR	50	59,349

			7,360,235

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
Hypermarcas SA
6.50%, 4/20/21 (c)	U.S.$	4,115	$3,991,550

Other Industrial - 0.2%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		4,151	3,801,486

			44,462,356

Utility - 0.2%
Electric - 0.1%
DTEK Finance BV
9.50%, 4/28/15 (c)		1,532	1,455,400

Natural Gas - 0.1%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (c)		1,719	1,818,589

			3,273,989

Total Emerging Markets - Corporate Bonds (cost $50,388,563)			50,409,815

BANK LOANS - 2.1%
Industrial - 1.8%
Basic - 0.2%
Ineos US Finance LLC
8.00% 12/16/14 (e)		26	27,269
Newpage Corporation
8.00%, 3/08/13 (e)		3,400	3,436,822

			3,464,091

Capital Goods - 0.3%
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (e)		5,416	5,451,642
Sequa Corporation
3.76%-3.84%, 12/03/14 (e)		397	390,825

			5,842,467

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.49%, 7/03/14 (e)		534	490,991
Charter Communications Operating, LLC
2.25%, 3/06/14 (e)		40	39,752
Clear Channel Communications, Inc.
3.89%, 1/29/16 (e)		402	324,909
Univision Communications Inc.
4.49%, 3/31/17 (e)		2,445	2,266,323
WideOpenWest Finance , LLC
2.74%-4.75%, 6/30/14 (e)		1,455	1,416,676

			4,538,651

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.49%-2.83%, 3/13/14 (e)	U.S.$	1,316	$1,295,680

Consumer Cyclical - Automotive - 0.3%
Schaeffler AG
1/27/17 (h)		2,100	2,108,862
TI Group Automotive Systems, L.L.C.
7.75%, 3/14/18 (e)		4,000	4,007,520

			6,116,382

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
2.75%, 11/23/16 (e)		873	842,381

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.24%, 1/28/15 (e)		601	571,385
3.24%-3.47%, 1/28/15 (e)		543	516,776
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (e) (f) (i)		2,179	0
Sabre Inc.
5.99%-6.03%, 9/30/17 (e)		2,172	2,066,437

			3,154,598

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corp.
6.25%, 2/23/17 (e)		958	962,967

Consumer Non-Cyclical - 0.3%
CHS/Community Health Systems, Inc.
3.97%-3.99%, 1/25/17 (e)		181	178,261
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.86%, 7/11/14 (e)		870	771,923
HCA Inc.
3.49%, 5/01/18 (e)		895	875,379
Immucor, Inc.
7.25%, 8/19/18 (e)		3,284	3,316,335
U.S. Foodservice, Inc.
2.74%, 7/03/14 (e)		987	952,086

			6,093,984

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (e)		344	350,753
GBGH, LLC (US Energy)
6.00%, 6/09/13 (e) (i) (j)		258	19,328
14.00%, 6/09/14 (d) (e) (i) (j)		110	0

			370,081

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.0%
Gavilon Group LLC, The
6.00%, 12/06/16 (e)	U.S.$	324	$322,840

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (e)		839	838,066
Aveta Inc.
8.50%, 4/14/15 (e)		192	191,422
Global Cash Access, Inc.
7.00%, 3/01/16 (e)		338	337,334
ServiceMaster Co., (The)
2.75%, 7/24/14 (e)		62	60,775
2.75%-2.99%, 7/24/14 (e)		619	610,288
West Corporation
4.49%, 7/15/16 (e)		483	483,725

			2,521,610

Technology - 0.2%
Avaya Inc.
3.24%, 10/24/14 (e)		120	116,283
4.99%, 10/26/17 (e)		241	232,853
Eastman Kodak Company
8.50%, 7/20/13 (e)		827	840,451
First Data Corporation
2.99%, 9/24/14 (e)		875	841,779
IPC Systems, Inc.
5.49%-5.72%, 6/01/15 (e)		2,000	1,718,900
SunGard Data Systems Inc. (Solar Capital Corp.)
3.87%-4.15%, 2/28/16 (e)		311	310,958

			4,061,224

			39,586,956

Financial Institutions - 0.2%
Finance - 0.2%
Delos Aircraft Inc.
7.00%, 3/17/16 (e)		434	434,214
iStar Financial Inc.
5.25%, 3/31/16 (e)		4,000	3,935,000

			4,369,214

Utility - 0.1%
Electric - 0.1%
Texas Competitive Electric Holdings Company, LLC (TXU)
3.74%, 10/10/14 (e)		2,379	1,447,605

Total Bank Loans (cost $46,280,572)			45,403,775

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 1.6%
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39	U.S.$	13,000	$12,647,544
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,400	3,238,466
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49		10,000	9,820,620
Morgan Stanley Capital I
Series 2006-IQ12, Class AMFX
5.37%, 12/15/43		8,500	8,758,876

			34,465,506

Non-Agency Floating Rate CMBS - 0.2%
Eclipse Ltd. Series 2007-1X, Class B
1.337%, 1/25/20 (c) (e)	GBP	59	51,814
GS Mortgage Securities Corp II
5.309%, 8/10/44 (c) (e)	U.S.$	5,651	5,646,987

			5,698,801

Total Commercial Mortgage-Backed Securities (cost $36,043,098)			40,164,307

EMERGING MARKETS - SOVEREIGNS - 1.2%
Argentina - 0.7%
Republic of Argentina
7.82%, 12/31/33	EUR	19,356	16,134,530

Belarus - 0.2%
Republic of Belarus
8.95%, 1/26/18 (c)	U.S.$	3,743	3,368,700

El Salvador - 0.3%
El Salvador
7.65%, 6/15/35 (c)		5,957	6,076,140

Total Emerging Markets - Sovereigns (cost $24,454,820)			25,579,370

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Croatia - 0.4%
Croatia Government International Bond
6.375%, 3/24/21 (c)		4,600	4,398,750
Republic of Croatia
6.375%, 3/24/21 (c)		1,230	1,176,187
6.75%, 11/05/19 (c)		2,750	2,736,250

			8,311,187

	Principal Amount (000)		U.S. $ Value
Indonesia - 0.1%
Republic of Indonesia
6.625%, 2/17/37 (c)	U.S.$	720	$883,800
8.50%, 10/12/35 (c)		801	1,189,485

			2,073,285

Lithuania - 0.3%
Lithuania Government International Bond
6.625%, 2/01/22 (c)		6,489	7,170,345

Total Governments - Sovereign Bonds (cost $16,465,477)			17,554,817

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
California GO
7.95%, 3/01/36		3,955	4,584,676
Illinois GO
7.35%, 7/01/35		3,330	3,898,098
Texas Transp Comm (Texas St Hwy Fund First Tier)
5.178%, 4/01/30		2,560	2,986,752

Total Local Governments - Municipal Bonds (cost $9,888,786)			11,469,526

	Shares
PREFERRED STOCKS - 0.4%
Financial Institutions - 0.4%
Banking - 0.2%
US Bancorp
6.50%		180,000	4,894,200

Finance - 0.1%
Ally Financial, Inc.
7.00% (c)		2,680	2,232,691

REITS - 0.1%
Health Care REIT, Inc.
6.50%		54,775	1,376,441

			8,503,332

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%		125,325	172,949

Total Preferred Stocks (cost $9,538,299)			8,676,281

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	315	279,481
2.375%, 5/25/16		3,728	3,286,038

Total Governments - Sovereign Agencies (cost $3,431,488)			3,565,519

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.1%
Autos - Floating Rate - 0.1%
Wheels SPV LLC Series 2009-1, Class A
1.792%, 3/15/18 (c) (e) (cost $1,178,364)	U.S.$	1,174	$1,176,176

	Shares
COMMON STOCKS - 0.0%
Gallery Media (j) (k) (l) (cost $0)		697	906,100

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.572%, 12/25/35	U.S.$	196	195,465

Agency Fixed Rate - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.235%, 11/16/45(m)		2,771	35,585

Total Collateralized Mortgage Obligations (cost $437,339)			231,050

	Contracts

OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CNY/USD Expiration: Aug 2012, Exercise Price: CNY 7.00 (k) (cost $448,298)		1,080,000,000	171

	Shares
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (i) (j) (k)		517	0
Ion Media Networks, expiring 12/12/39 (i) (j) (k)		1,264	0

	Shares	U.S. $ Value
Ion Media Networks, expiring 12/31/49 (i) (j) (k)	1,248	$0

Total Warrants (cost $0)		0

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (n) (cost $4,652,534)	4,652,534	4,652,534

Total Investments - 146.1% (cost $3,113,532,508) (o)		3,203,754,121
Other assets less liabilities - (46.1)%		(1,010,198,372)

Net Assets - 100.0%		$2,193,555,749

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	1,247	June 2012	$177,630,803	$171,774,250	$5,856,553
U.S. T-Note 5 Yr Futures	1,014	June 2012	124,848,700	124,254,610	594,090
U.S. T-Note 10 Yr Futures	2,951	June 2012	387,756,345	382,108,390	5,647,955

					$12,098,598

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Indian Rupee settling 4/30/12(1)	547,072	$10,593,963	$10,687,579	$93,616
Malaysian Ringgit settling 4/27/12(1)	33,863	10,974,840	11,045,001	70,161
BNP Paribas SA:
South Korean Won settling 4/20/12	12,493,742	11,060,324	11,012,052	(48,272)
Citibank N.A.:
Turkish Lira settling 5/14/12	38,905	21,271,616	21,621,761	350,145
Credit Suisse London Branch (GFX):
South African Rand settling 5/14/12	2,835	364,095	367,444	3,349
Goldman Sachs International:
Brazilian Real settling 4/03/12	27,893	15,308,265	15,280,172	(28,093)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar settling 4/19/12(2)	13,509	$11,093,237	$11,049,592	$(43,645)
Russian Rubles settling 4/19/12(1)	277,483	9,317,462	9,439,584	122,122
Morgan Stanley and Co., Inc.:
Brazilian Real settling 4/03/12	27,893	15,355,458	15,280,172	(75,286)
Royal Bank of Scotland PLC:
Mexican Peso settling 4/27/12	284,184	22,095,728	22,161,032	65,304
Norwegian Krone settling 5/23/12	247,542	43,391,421	43,385,061	(6,360)
Swedish Krona settling 5/23/12	10,386	1,549,486	1,566,771	17,285
Standard Chartered Bank:
Chinese Yuan Renminbi settling 4/20/12(1)	176,203	28,002,014	27,950,503	(51,511)
Singapore Dollar settling 4/27/12	14,077	11,130,565	11,198,737	68,172
South African Rand settling 5/14/12	3,259	423,352	422,298	(1,054)
UBS AG:
Australian Dollar settling 4/19/12	32,385	33,971,247	33,485,366	(485,881)
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 5/15/12	23,413	23,459,481	23,453,045	6,436
Great British Pound settling 5/10/12	2,616	4,174,181	4,182,498	(8,317)
Goldman Sachs International:
Australian Dollar settling 4/19/12(2)	10,533	11,093,237	10,890,580	202,657
Brazilian Real settling 4/03/12	27,893	16,202,841	15,280,172	922,669
HSBC Bank USA:
Canadian Dollar settling 4/03/12	23,413	23,694,855	23,472,754	222,101
Morgan Stanley and Co., Inc.:
Brazilian Real settling 4/03/12	27,893	15,308,265	15,280,172	28,093
Brazilian Real settling 5/03/12	27,893	15,258,022	15,175,838	82,184
Euro settling 5/10/12	78,615	104,868,665	104,866,475	2,190
Standard Chartered Bank:
Chinese Yuan Renminbi settling 4/20/12(1)	175,489	27,780,436	27,837,297	(56,861)
UBS AG:
Japanese Yen settling 5/11/12	4,185,788	50,233,273	50,587,357	(354,084)

				$1,097,120

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.
(2)	Represents a cross currency of Australian Dollar and New Zealand Dollar.

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at March 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse First Boston:
CDX NAHY- Series 15 5 Year Index, 12/20/15*	5.00%	6.39%	$5,050	$(578,576)	$(409,831)	$(168,745)
CDX NAHY- Series 15 5 Year Index, 12/20/15*	5.00%	6.39%	5,650	(647,317)	(454,955)	(192,362)
Morgan Stanley Capital Services Inc.:
CDX-NAHY Series 15 5 Year Index, 12/20/15*	5.00	4.79	20,758	180,295	364,249	(183,954)
CDX-NAHY Series 17 5 Year Index, 12/20/16*	5.00	5.50	42,680	(736,505)	(4,593,685)	3,857,180

						$3,312,119

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at March 31, 2012
Bank of America	0.17%	5/24/12	$109,037,980
Bank of America	0.22%	5/21/12	98,251,562
Barclays Bank+	(4.25)%*	—	2,012,145
Barclays Bank+	(2.00)%*	—	543,437
Barclays Bank+	(1.63)%*	—	628,906
Barclays Bank+	(0.50)%*	—	1,225,296
Barclays Bank	0.15%	4/10/12	54,515,215
Deutsche Bank	0.24%	4/16/12	90,418,130
Deutsche Bank	0.24%	4/24/12	53,453,526
Goldman Sachs	0.16%	5/07/12	106,425,725
Goldman Sachs	0.17%	5/15/12	44,428,970
HSBC	0.15%	4/10/12	10,565,273
HSBC	0.17%	4/19/12	106,645,140
HSBC	0.19%	5/16/12	39,969,701
HSBC	0.22%	6/06/12	37,718,492
ING+	(2.00)%*	—	113,225
ING+	(0.75)%*	—	1,414,084
ING+	(0.75)%*	—	396,311
ING+	(0.50)%*	—	2,226,243
ING+	(0.50)%*	—	1,855,173
ING+	(0.50)%*	—	390,147
ING+	(0.38)%*	—	1,007,811
ING+	(0.38)%*	—	743,954
ING+	(0.25)%*	—	583,665
ING+	0.00%	—	1,633,905
ING+	0.00%	—	1,206,000
Jefferies Group, Inc.	0.16%	5/09/12	66,729,762
Jefferies Group, Inc.	0.18%	5/29/12	20,972,980
Jefferies Group, Inc.	0.19%	5/14/12	100,397,106
JPMorgan Chase+	0.00%	—	1,662,000
Morgan Stanley	0.24%	4/26/12	76,773,583
Nomura International+	(0.05)%*	—	805,173

			$1,034,750,620

+	The reverse repurchase agreement matures on demand. The interest rate shown is a variable rate and was in effect on March 31, 2012.
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of March 31, 2012, the Fund had the following unfunded loan commitment of $10,725,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost			Value
General Motors Holding, LLC Revolver LIBOR +2.75% 10/27/15	$5,825,000	$	– 0	–		$(594,965)
Sandridge Energy, Inc. LIBOR +0.00% 4/15/12	$4,900,000	$	– 0	–	$	– 0	–

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $1,027,763,841.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $22,335,466.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $432,463,226 or 19.7% of net assets.
(d)	Pay-In-Kind Payments (PIK).
(e)	Floating Rate Security. Stated interest rate was in effect at March 31, 2012.
(f)	Security is in default and is non-income producing.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.07% of net assets as of March 31, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
European Media Capital SA
10.00%, 2/01/15	8/18/10	$2,447,339	$1,575,204	0.07%

(h)	This position or a portion of this position represents an unsettled loan purchase. At March 31, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $2,108,862 and $50,862, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(i)	Illiquid security.
(j)	Fair valued.
(k)	Non-income producing security.
(l)	Restricted and illiquid security.
(m)	IO - Interest Only
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $121,606,333 and gross unrealized depreciation of investments was $(31,384,720), resulting in net unrealized appreciation of $90,221,613.

Currency Abbreviations:

BRL	-	Brazilian Real
CNY	-	Chinese Yuan Renminbi

EUR	-	Euro
GBP	-	Great British Pound
RUB	-	Russian Ruble
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
STRIPS	-	Separate Trading of Registered Interest and Principle of Securities

AllianceBernstein Income Fund

March 31, 2012 (unaudited)

Country Breakdown*

86.8%	United States
2.4%	Russia
2.1%	Brazil
0.9%	United Kingdom
0.8%	Canada
0.8%	Kazakhstan
0.6%	Mexico
0.5%	Argentina
0.5%	Netherlands
0.4%	India
0.3%	South Africa
0.3%	Luxembourg
0.3%	Germany
0.3%	Indonesia
2.9%	Other
0.1%	Short-Term

*	All data are as of March 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Australia, Barbados, Belarus, China, Colombia, Croatia, El Salvador, France, Hong Kong, Ireland, Japan, Lithuania, Norway, Peru, Portugal, Spain, Switzerland, Ukraine, United Arab Emirates and Venezuela.

AllianceBernstein Income Fund

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,784,051,641		$	– 0	–	$1,784,051,641
Corporates - Investment Grades		– 0	–	358,573,380			– 0	–	358,573,380
Corporates - Non-Investment Grades		– 0	–	339,918,036			2,124,046		342,042,082
Agencies		– 0	–	216,684,962			– 0	–	216,684,962
Mortgage Pass-Throughs		– 0	–	212,481,265			– 0	–	212,481,265
Quasi-Sovereigns		– 0	–	80,131,350			– 0	–	80,131,350
Emerging Markets - Corporate Bonds		– 0	–	48,834,611			1,575,204		50,409,815
Bank Loans		– 0	–	– 0	–		45,403,775		45,403,775
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		40,164,307		40,164,307
Emerging Markets - Sovereigns		– 0	–	25,579,370			– 0	–	25,579,370
Governments - Sovereign Bonds		– 0	–	17,554,817			– 0	–	17,554,817
Local Governments - Municipal Bonds		– 0	–	11,469,526			– 0	–	11,469,526
Preferred Stocks		6,443,590		2,232,691			– 0	–	8,676,281
Governments - Sovereign Agencies		– 0	–	3,565,519			– 0	–	3,565,519
Asset-Backed Security		– 0	–	1,176,176			– 0	–	1,176,176
Common Stocks		– 0	–	– 0	–		906,100		906,100
Collateralized Mortgage Obligations		– 0	–	35,585			195,465		231,050
Options Purchased - Puts		– 0	–	– 0	–		171		171
Warrants		– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments		4,652,534		– 0	–		– 0	–	4,652,534

Total Investments in Securities		11,096,124		3,102,288,929			90,369,068		3,203,754,121
Other Financial Instruments* :
Assets:
Futures Contracts		12,098,598		– 0	–		– 0	–	12,098,598
Forward Currency Exchange Contracts		– 0	–	2,256,484			– 0	–	2,256,484
Credit Default Swap Contracts		– 0	–	3,857,180			– 0	–	3,857,180
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(1,159,364)			– 0	–	(1,159,364)
Credit Default Swap Contracts		– 0	–	(183,954)			(361,107)		(545,061)
Unfunded Loan Commitments		– 0	–	– 0	–		(594,965)		(594,965)

Total		$23,194,722		$3,107,059,275			$89,412,996		$3,219,666,993

^	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non- Investment Grades		Emerging Markets - Corporate Bonds		Bank Loans
Balance as of 12/31/11	$1,250,452		$1,630,799		$39,984,562
Accrued discounts/(premiums)	(32,057)		(53,876)		104,689
Realized gain (loss)	– 0	–	– 0	–	49,164
Change in unrealized appreciation/depreciation	40,951		(1,719)		1,143,906
Purchases	1,483,000		– 0	–	13,651,264
Sales	– 0	–	– 0	–	(9,529,810)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	(618,300)		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–
Balance as of 3/31/12	$2,124,046		$1,575,204		$45,403,775

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$40,951		$(1,719)		$716,175

	Commercial Mortgage-Backed Securities		Common Stocks		Collateralized Mortgage Obligations
Balance as of 12/31/11	$49,535,691		$871,250		$354,833
Accrued discounts/(premiums)	51,399		– 0	–	150
Realized gain (loss)	1,283,231		– 0	–	9,897
Change in unrealized appreciation/depreciation	1,624,841		34,850		(8,503)
Purchases	3,294,813		– 0	–	– 0	–
Sales	(15,625,668)		– 0	–	(160,912)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/12	$40,164,307		$906,100		$195,465

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$2,251,733		$34,850		$(8,503)

	Options Purchased - Puts		Warrants^		Credit Default Swap Contracts
Balance as of 12/31/11	$170,219		$457,536		$(1,421,444)
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–	135,236
Change in unrealized appreciation/depreciation	(170,048)		(457,536)		1,060,337
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	– 0	–
Settlements	– 0	–	– 0	–	(135,236)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/12	$171		$ – 0	–	$(361,107)

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$(170,048)		$ – 0	–	$1,060,337

	Unfunded Loan Commitments		Total
Balance as of 12/31/11	$(760,162)		$92,073,736
Accrued discounts/(premiums)	28,972		99,277
Realized gain (loss)	– 0	–	1,477,528
Change in unrealized appreciation/depreciation	136,225		3,403,304
Purchases	– 0	–	18,429,077
Sales	– 0	–	(25,316,390)
Settlements	– 0	–	(135,236)
Transfers in to Level 3	– 0	–	(618,300)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/12	$(594,965)		$89,412,996

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$136,225		$4,060,001

^	The Fund held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at March 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2012	Valuation Technique	Unobservable Input	Range
Commericial Mortgage-Backed Securities	$ 40,164,307	Discounted Cash Flow	Yield	4.649-6.686%
			Spread over Benchmark	328-540
		Consensus Pricing	Offered Quotes	55.142447

Bank Loans	$ 45,403,775	Consensus Pricing	Composite of Quotes	7.50-103.75

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the dealer quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized dealers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the dealers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including CPR, Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged. In the future, as markets become more liquid and thus typically more observable, it is possible that these markets may be adjusted to Level 2.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Bank Loans

The significant unobservable inputs used in the fair value measurement of the Fund’s Bank Loans are the market quotes that are received by the vendor and aggregated into the consensus price.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 23, 2012